Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net revenue:
Product revenues	$ 2,093,000	$ 1,790,000
License, royalty and other revenues	227,000	154,000
Total net revenues	2,320,000	1,944,000
Cost of goods sold	1,026,000	884,000
Gross margin	1,294,000	1,060,000
Operating expenses:
Research and development	1,079,000	826,000
Depreciation and amortization	230,000	212,000
Selling, general and administrative	2,854,000	3,443,000
Total operating expenses	4,163,000	4,481,000
Loss from operations	(2,869,000)	(3,421,000)
Change in fair value of warrant liability		2,099,000
Warrant modification expense		(1,761,000)
Interest expense	(172,000)	(42,000)
Interest income	5,000
Other income (expense), net	4,000	37,000
Net loss	(3,032,000)	(3,088,000)
Other comprehensive loss, foreign currency translation adjustments	(4,000)	(1,000)
Total comprehensive loss	(3,036,000)	(3,089,000)
Net loss	(3,032,000)	(3,088,000)
Deemed dividend as a result of warrant modification		(73,000)
Net loss attributable to common stockholders	$ (3,032,000)	$ (3,161,000)
Net loss per common share, basic and diluted	$ (0.06)	$ (0.09)
Weighted average common shares outstanding, basic and diluted	48,583,165	34,780,506